Concentrations of Credit Risk and Major Customers and Suppliers (Tables)	12 Months Ended
Dec. 31, 2017
Customers [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Customer	2017		2016		2015
Beijing Hezhong Qingyuan Environmental Protection Science and Technology Co., Ltd. (“Hezhong Qingyuan”)	35.19%		12.63%		*	%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC (“Jiangshan Town”)	31.70%		*	%	*	%
Beijing Aritime Intelligent Control Co., Ltd. (“Beijing Aritime”)	13.34%		*	%	*	%
Nanjing Blue Sky Environmental Protection Science and Technology Co., Ltd. (“Blue Sky”)	*	%	32.19%		*	%
Dalian Yihe Electric Power Installation Co., Ltd. (“Dalian Yihe”)	*	%	20.93%		*	%
Mojie	*	%	*	%	34.93%
Heilongjiang Binteer	*	%	*	%	17.40%

*	Less than 10%

Suppliers [Member]
Concentration Risk [Line Items]
Schedules of concentrations of credit risk
	For the Years Ended December 31,
Supplier	2017		2016		2015
Dalian Huarui Heavy Industry Group Limited by Share Ltd. (“Dalian Huarui”)	43.35%		53.96%		*	%
Heilongjiang Binteer	*	%	*	%	45.31%